Loss on sale of vessels (Details) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2019	Feb. 28, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Sales proceeds			$ 18,800,000
Net book value of vessel			(31,517,609)
Sales related costs			(444,583)
Net loss on vessel held for sale			(13,162,192)	$ 0	$ 0
Sea trader [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds				8,250,000
Net book value of vessel				(14,444,217)
Sales related costs				(166,596)
Net loss on vessel held for sale				$ (6,360,813)
Ardmore Seamaster [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds			9,700,000
Net book value of vessel			(15,979,901)
Sales related costs			(289,862)
Net loss on vessel held for sale		$ (6,600,000)	(6,569,763)
Ardmore Seafarer [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds			9,100,000
Net book value of vessel			(15,537,708)
Sales related costs			(154,721)
Net loss on vessel held for sale	$ (6,600,000)		$ (6,592,429)